BPV FAMILY OF FUNDS

April 13, 2012

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	BPV Family of Funds (“Trust”) (File Nos. 33-175770 and 811-22588), on behalf of the BPV Core Diversification Fund and the BPV Wealth Preservation Fund (the “Funds”), both of the series of the Trust

Ladies and Gentlemen:

On behalf of the Funds, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an exhibit containing interactive data information using eXtensible Business Reporting Language (XBRL).  The interactive data file included as an exhibit to this filing relates to the supplement to the Funds’ Prospectus and Statement of Additional Information as filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act on April 9, 2012, which supplement (accession number: 0001398344-12-001282) is incorporated by reference into this Rule 497 Document.

If you have any questions concerning the foregoing, please call the undersigned at 404-231-9616.

Sincerely,
BPV Family of Funds

/s/ Reed Keller

Reed Keller
President

cc:	Jeffrey T. Skinner, Esq.
Kilpatrick Townsend & Stockton LLP
1001 West Fourth Street
Winston-Salem, North Carolina 27101